UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-23575

KKR Real Estate Select Trust Inc.

(Exact name of registrant as specified in charter)

        30 Hudson Yards, New York, NY 10001

(Address of principal executive offices) (Zip code)

Lori Hoffman, Esq.

KKR Registered Advisor LLC

30 Hudson Yards

            New York, NY 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-750-8300

Date of fiscal year end:   December 31

Date of reporting period:   July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2021 TO JUNE 30, 2022

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                     KKR Real Estate Select Trust Inc.

By (Signature and Title)*	/s/Billy Butcher
Billy Butcher, President
and Chief Executive Officer
(principal executive officer)

Date:    July 27, 2022

*Print the name and title of each signing officer under his or her signature.